Victory Portfolios II

4900 Tiedeman Road, 4th Floor

Brooklyn, Ohio 44144

November 4, 2022

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: Victory Portfolios II
       File Nos. 333-181176; 811-22696

Ladies and Gentlemen:

On behalf of Victory Portfolios II (the "Registrant") with respect to each of the exchange-traded fund series portfolios of the Registrant with fiscal year-ends ended June 30, 2022 (the "Funds"), and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby certify that with respect to the Funds:

(1)Except for the of the forms of prospectuses for each of the following Funds:

•VictoryShares USAA Core Short-Term Bond ETF and

•VictoryShares USAA Core Intermediate-Term Bond ETF,

and the form of statement of additional information for each of the following Funds:

•VictoryShares US Value Momentum ETF,

•VictoryShares US Small Mid Cap Value Momentum ETF,

•VictoryShares International Value Momentum ETF,

•VictoryShares Emerging Markets Value Momentum ETF,

•VictoryShares USAA Core Short-Term Bond ETF and

•VictoryShares USAA Core Intermediate-Term Bond ETF,

the forms of prospectuses and statements of additional information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 98 under the Securities Act to the Registrant's Registration Statement on Form N-1A (the "Amendment"), constituting the most recent applicable amendment to this Registration Statement; and

(2)The text of the Amendment was filed electronically with the Securities and Exchange Commission on October 28, 2022, accession number 0001683863-22- 006927.

If you have any questions or comments regarding this filing, please call Jay Baris of Sidley Austin LLP at 212-839-8600.

Very truly yours,

Victory Portfolios II

By: /s/ Christopher K. Dyer

Christopher K. Dyer

President

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